Notes Related To The Consolidated Statement Of Financial Position - Schedule of Lease Liabilities (Detail) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure Of Leases [Line items]
Increase	€ 1,886
Decrease	(858)
FX rate impact	25
Capitalized interests	39
Reclassification	42
Ending balance	8,868
Adoption Of IFRS 16 [member]
Disclosure Of Leases [Line items]
Beginning balance	€ 7,734